Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Operating Segments
Schedule of Geographical Information

	Interest income		Geographical non-current assets
	31 Dec 2023	31 Dec 2022	31 Dec 2023	30 Jun 2023
	A$	A$	A$	A$

Australia	173,290	-	1,019,378	1,470,024
Canada	-	-	11,242,193	16,767,507
United States	246	-	91,807,899	84,363,358

	173,536	-	104,069,560	102,600,889

	Interest Income		Geographical Non-Current Assets
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	A$	A$	A$	A$

Australia	7,397	20,000	1,470,024	4,527,957
Canada	-	-	16,767,507	23,022,266
United States	4,630	-	84,363,358	59,257,268

	12,027	20,000	102,600,889	86,807,491